Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,166	$ (26,733)
Other comprehensive income (loss):
Foreign currency translation adjustment	1,278	(2,730)
Comprehensive income (loss)	$ 2,444	$ (29,463)